Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Summary of Operating Currency Hedging Instruments
The table below shows operating currency hedging instruments in place as of June 30, 2024. The notional amount is translated into euros at the relevant closing exchange rate.

June 30, 2024			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	5,120	(45)	—	—	—	5,120	(45)
of which US dollar	2,152	(17)	—	—	—	2,152	(17)
of which Chinese yuan renminbi	608	—	—	—	—	608	—
of which Russian rouble	252	(31)	—	—	—	252	(31)
of which Japanese yen	269	5	—	—	—	269	5
of which Singapore dollar	197	(1)	—	—	—	197	(1)
Forward currency purchases	3,195	21	—	—	—	3,195	21
of which US dollar	1,733	2	—	—	—	1,733	2
of which Singapore dollar	398	1	—	—	—	398	1
of which Russian rouble	203	12	—	—	—	203	12
of which Turkish lira	108	7	—	—	—	108	7
of which Canadian dollar	100	1	—	—	—	100	1
Total	8,315	(24)	—	—	—	8,315	(24)
The above positions mainly hedge material foreign currency cash flows arising after the end of the reporting period in relation to transactions carried out during the six months ended June 30, 2024 and recognized in the balance sheet at that date. Gains and losses on hedging instruments (forward contracts) are calculated and recognized in parallel with the recognition of gains and losses on the hedged items. Due to this hedging relationship, the commercial foreign exchange difference on those items (hedging instruments and hedged transactions) will be immaterial in the second half of 2024.

Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated
The table below shows financial currency hedging instruments in place as of June 30, 2024. The notional amount is translated into euros at the relevant closing exchange rate.

	June 30, 2024
(€ million)	Notional amount		Fair value	Maximum expiry date
Forward currency sales	7,190		(30)
of which US dollar	5,797	(a)	(28)	2024
of which Chinese yuan renminbi	301		(1)	2024
of which Canadian dollar	190		(1)	2024
Forward currency purchases	7,656		42
of which US dollar	5,242	(b) (c)	37	2025
of which Singapore dollar	1,768		7	2024
of which Hungarian forint	182		(1)	2024
Total	14,846		12
(a)Includes forward sales with a notional amount of $3,615 million expiring in 2024, designated as a hedge of Sanofi’s net investment in Bioverativ. As of June 30, 2024, the fair value of these forward contracts represented a liability of €26 million; the opposite entry was recognized in “Other comprehensive income”, with the impact on financial income and expense being immaterial.
(b) Includes forward purchases with a notional amount of $1,000 million expiring in 2024, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of June 30, 2024, the fair value of these contracts represented an asset of €2 million, with €0 million credited to “Other comprehensive income” to recognize the hedging cost.
(c) Includes forward purchases with a notional amount of $1,080 million expiring in 2024 , designated as a fair value hedge of $1,080 million of commercial paper. As of June 30, 2024, the fair value of these contracts represented an asset of €16 million, with €0 million credited to “Other comprehensive income” to recognize the hedging cost. .

Disclosure of Instruments
The table below shows instruments of this type in place as of June 30, 2024:

								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2024	2025	2026	2027	2028 and beyond	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized SOFR USD / receive 1.02%	—	—	—	—	467	467	(53)	467	(53)	—	—	—
pay capitalized SOFR USD / receive 1.32%	—	—	—	—	467	467	(48)	467	(48)	—	—	—
pay capitalized Ester / receive 0.69%	—	850	—	—	—	850	(24)	850	(24)	—	—	—
pay capitalized Ester / receive 0.92%	—	—	—	—	650	650	(56)	650	(56)	—	—	—
pay capitalized Ester / receive 3.56%	997	—	—	—	—	997	—	997	—	—	—	—
Total	997	850	—	—	1,584	3,431	(181)	3,431	(181)	—	—	—